Related Parties Transactions (Details) - Schedule of Accounts Receivable Due From Related Parties - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable Due From Related Parties [Line Items
Accounts receivable due from related parties	$ 10,463	$ 10,463	$ 757,343
GenePharm Inc. [Member]
Schedule of Accounts Receivable Due From Related Parties [Line Items
Accounts receivable due from related parties			142,225
Rgene [Member]
Schedule of Accounts Receivable Due From Related Parties [Line Items
Accounts receivable due from related parties		$ 10,463	$ 615,118